Pension and Other Post-Retirement Benefits And Employee Benefits - Fair Value Measurements of Investments Held by Retirement Plan (Parenthetical) (Detail)	Dec. 31, 2020 Fund Stock
Large-Cap Value | Minimum | Common/Collective Trusts - Equity
Defined Benefit Plan Disclosure [Line Items]
Number of stocks held	60
Large-Cap Value | Maximum | Common/Collective Trusts - Equity
Defined Benefit Plan Disclosure [Line Items]
Number of stocks held	70
Small-Cap Core | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Mutual fund investment in marketable securities with percentage of market capitalization	10.00%
International Equity | Minimum | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	80.00%
U.S. Core | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Number of mutual funds | Fund	3
U.S. Core | Fixed Income Funds | Mortgage-backed Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	50.00%
U.S. Core | Minimum | Fixed Income Funds | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	80.00%